Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions
The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	30-89 Days	Greater Than 90 Days	Total

December 31, 2019
Repurchase agreements
U.S. Treasury and agencies	$289	$—	$—	$—	$289
Residential agency mortgage-backed securities	266	—	—	—	266
Corporate debt securities	610	—	—	—	610
Total repurchase agreements	1,165	—	—	—	1,165
Securities loaned
Corporate debt securities	50	—	—	—	50
Total securities loaned	50	—	—	—	50
Gross amount of recognized liabilities	$1,215	$—	$—	$—	$1,215

December 31, 2018
Repurchase agreements
U.S. Treasury and agencies	$134	$—	$—	$—	$134
Residential agency mortgage-backed securities	565	—	945	470	1,980
Corporate debt securities	480	—	—	—	480
Total repurchase agreements	1,179	—	945	470	2,594
Securities loaned
Corporate debt securities	227	—	—	—	227
Total securities loaned	227	—	—	—	227
Gross amount of recognized liabilities	$1,406	$—	$945	$470	$2,821

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default
The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments (b)	Collateral Received (c)	Net Amount

December 31, 2019
Derivative assets (d)	$2,857	$(982)	$1,875	$(80)	$(116)	$1,679
Reverse repurchase agreements	1,021	—	1,021	(152)	(869)	—
Securities borrowed	1,624	—	1,624	—	(1,569)	55
Total	$5,502	$(982)	$4,520	$(232)	$(2,554)	$1,734

December 31, 2018
Derivative assets (d)	$1,987	$(942)	$1,045	$(106)	$(16)	$923
Reverse repurchase agreements	205	—	205	(114)	(91)	—
Securities borrowed	1,069	—	1,069	—	(1,039)	30
Total	$3,261	$(942)	$2,319	$(220)	$(1,146)	$953

(a)	Includes $429 million and $236 million of cash collateral related payables that were netted against derivative assets at December 31, 2019 and 2018, respectively.

(b)
For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.

(d)	Excludes $40 million and $23 million at December 31, 2019 and 2018, respectively, of derivative assets not subject to netting arrangements.

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default

	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments (b)	Collateral Pledged (c)	Net Amount

December 31, 2019
Derivative liabilities (d)	$1,816	$(1,067)	$749	$(80)	$–	$669
Repurchase agreements	1,165	–	1,165	(152)	(1,012)	1
Securities loaned	50	–	50	–	(49)	1
Total	$3,031	$(1,067)	$1,964	$(232)	$(1,061)	$671

December 31, 2018
Derivative liabilities (d)	$1,710	$(946)	$764	$(106)	$–	$658
Repurchase agreements	2,594	–	2,594	(114)	(2,480)	–
Securities loaned	227	–	227	–	(224)	3
Total	$4,531	$(946)	$3,585	$(220)	$(2,704)	$661

(a)	Includes $514 million and $240 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2019 and 2018, respectively.

(b)
For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.

(d)	Excludes $167 million and $85 million at December 31, 2019 and 2018, respectively, of derivative liabilities not subject to netting arrangements.